PROVISIONS FOR LITIGATION AND CONTINGENT LIABILITIES - Probable losses paragraphs (Details) R$ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 BRL (R$) item	Dec. 31, 2021 BRL (R$) item
Provisions recognized
Additional provisions, other provisions		R$ 24,424,205	R$ 25,710,228
Judicial deposits	R$ 33,332,719	R$ 33,332,719	33,409,871
Compulsory Loan, Interest Rate		6.00%
Estimate loss or value involved in the legal proceeding	43,606,935	R$ 43,606,935	58,742,688
Provision on legal proceedings, non-current	30,623,558	30,623,558	31,142,222
Chefs ordinary action for material damages
Provisions recognized
Estimate loss or value involved in the legal proceeding	611,987	611,987
Principal
Provisions recognized
Additional provisions, other provisions		6,150,499	6,403,710
Correction interest paid
Provisions recognized
Additional provisions, other provisions		39,902	47,316
Compensatory Interest
Provisions recognized
Additional provisions, other provisions		4,040,093	4,748,235
Default interest
Provisions recognized
Additional provisions, other provisions		13,081,861	13,116,760
Fees
Provisions recognized
Additional provisions, other provisions		1,028,103	747,994
Other funds
Provisions recognized
Additional provisions, other provisions		83,747	646,213
Civil
Provisions recognized
Judicial deposits	29,647,200	29,647,200	30,010,003
Provision on legal proceedings, non-current	26,945,065	26,945,065	R$ 27,747,381
Compulsory Loan
Provisions recognized
Provisions (net of reversal)		132,979
Reductions obtained	1,300,130
Reductions obtained for agreements that have already been signed	563,130
Reductions obtained as a result of payments made	736,999
Judicial deposits	24,424,205	R$ 24,424,205
Number of legal actions filed | item		3,703	3,689
Declaration of Nullity | Chesf
Provisions recognized
Number of times the original amount to be returned as a K Factor | item		2
Litigation amount claimed		R$ 350,000
Provision on legal proceedings, non-current	2,067,369	2,067,369	R$ 1,749,709
Tax
Provisions recognized
Provision on legal proceedings, non-current	586,489	586,489	569,640
Labor
Provisions recognized
Judicial deposits	2,076,887	2,076,887	2,238,681
Provision on legal proceedings, non-current	R$ 2,069,861	R$ 2,069,861	R$ 2,233,654